Income Taxes - Effective Tax Rate and Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the beginning and ending amount of unrecognized tax liabilities
Additions based on tax positions related to current year	$ 2.4	$ 4.9	$ 3.4
Additions for tax positions of prior years	3.2	4.6	3.0
Reductions for tax positions of prior years	(6.5)
Decreases resulting from settlements with tax authorities	0.6	2.2	3.0
Uncertain tax positions
Amount of unrecognized tax benefits	22.3	23.8	16.5	$ 13.1
Net, current activity	(1.5)	7.3	$ 3.4
Gross accrued interest and penalties on unrecognized tax benefits	2.5	2.0
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates	23.5	24.5
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates , interest and penalties	$ 1.7	$ 1.3